Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other receivables
Schedule of prepaid expenses

The components of prepaid expenses and other receivables are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Refundable value added tax on import	$—	$2,517
Prepaid expenses and other receivables	2,534	450
Total other prepaid expenses and other receivables	$2,534	$2,967